Shareholder Report, Average Annual Return (Details)	10 Months Ended
Nov. 30, 2025
C000256664 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	50.20%
MSCI ACWI All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%